Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Other Non-current Assets

11.   Other Non-current Assets

Other non-current assets consist of the following:

	December 31,	December 31,
	2020	2021
Non-current portion of auto financing receivables	—	2,162,417
Non-current portion of national subsidy receivable	651,006	1,933,971
Long-term deposits	128,355	636,124
Non-current portion of receivables of installment payments for battery	637,402	409,197
Non-current portion of prepayments for purchase of property and equipment	15,072	376,675
Non-current portion of right of use assets – finance lease	95,887	66,052
Others	34,033	14,328
Total	1,561,755	5,598,764

Long-term deposit mainly consists of deposits to vendors for guarantee of production capacity as well as rental deposit which will not be collectible within one year.